GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.2 - Schedule 7

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
XXXX	XXXX	XXXX	Credit		Missing asset documentation - liquid assets	Lender's guidelines require 3 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: From forms in template: Form : Liquid Assets [Row 1] Lender's guidelines require 3 months' bank statements, investor portfolio statements, 401K or other retirement account statements. There are insufficient asset statements for the following accounts: From forms in template: Form : Liquid Assets [Row 1]		(2021-11-12) AUS only required a recent depository or brokerage account statement. Condition rescinded.		Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes
XXXX	XXXX	XXXX	Credit		Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score not used for secondary valuation, No CDA in File, No AVM in file, No Field Review in file A valid secondary valuation supporting the origination appraisal value is not present, CU Score is above 2.5, No CDA in File, No AVM in file, No Field Review in file		(2022-01-05) CDA received. Condition cleared.		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing		(2021-10-19) This finding is non-material and will be rated a B grade.		Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes
XXXX	XXXX	XXXX	Compliance	Charges That Cannot Increase Test	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
Discount Points in the amount of $X,XX.XX were added to CD dated XX/XX/XXXX.  The loan file did not contain a valid COC to support the increase.  A tolerance cure of $X,XXX.XX is required. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
								(2022-05-04) Lender provided sufficient evidence, via Change of Circumstance (COC), to support the Discount Points fee. The additional fee was disclosed in a timely manner. Documentation submitted is deemed acceptable. Condition cleared.	Primary borrower has 36.00 years in field. ; UW guides maximum DTI of XX%, loan qualified with DTI of XX%. ; FICO is higher than guidelines. FICO is: XXX and the guideline is:XXX.; UW Guides require XX months reserves, loan qualified with XX months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Compliance	Reimbursement Amount Test	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X,XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X,XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
A total tolerance cure of $X,XXX.XX is required.

								(2022-05-04) Lender provided sufficient evidence, via Change of Circumstance (COC), to support the Discount Points fee. The additional fee was disclosed in a timely manner. Documentation submitted is deemed acceptable. Condition cleared.	Primary borrower has 36.00 years in field. ; UW guides maximum DTI of XX%, loan qualified with DTI of XX%. ; FICO is higher than guidelines. FICO is: XXX and the guideline is:XXX.; UW Guides require XX months reserves, loan qualified with XX months reserves.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing Change status of 'RESPA: AfBA Disclosure from Broker is Missing or Incomplete' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. This finding is non-material and will be rated a B grade.		(2022-04-29) This finding is non-material and will be rated a B grade.	Primary borrower has 36.00 years in field. ; UW guides maximum DTI of XX%, loan qualified with DTI of XX%. ; FICO is higher than guidelines. FICO is: XXX and the guideline is:XXX.; UW Guides require XX months reserves, loan qualified with XX months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes
XXXX	XXXX	XXXX	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing Change status of 'RESPA: AfBA Disclosure is Missing or Incomplete' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. This finding is non-material and will be rated a B grade.		(2022-04-29) This finding is non-material and will be rated a B grade.	Primary borrower has 36.00 years in field. ; UW guides maximum DTI of XX%, loan qualified with DTI of XX%. ; FICO is higher than guidelines. FICO is: XXX and the guideline is:XXX.; UW Guides require XX months reserves, loan qualified with XX months reserves.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes